CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) - USD ($) $ in Thousands	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income [Member]	Accumulated Deficit [Member]
Balance at Dec. 31, 2012	$ (8,724)	$ 12	$ 99,304	$ 76	$ (108,116)
Balance, shares at Dec. 31, 2012		11,949,824
Net income (loss)	1,322				1,322
Net unrealized losses on foreign currency translation, net of tax	(2)			(2)
Shareholder rights offering, net	2,771	$ 5	2,766
Shareholder rights offering, net shares		5,000,000
Issuance of restricted stock	0
Issuance of restricted stock, shares		340,220
Warrant modification	14		14
Exercise of warrants	248	$ 1	247
Exercise of warrants, shares		791,999
Noncash stock-based compensation	652		652
Balance at Dec. 31, 2013	(3,719)	$ 18	102,983	74	(106,794)
Balance, shares at Dec. 31, 2013		18,082,043
Net income (loss)	(7,371)				(7,371)
Net unrealized losses on foreign currency translation, net of tax	(2)			(2)
Shareholder rights offering, net	4,866	$ 12	4,854
Shareholder rights offering, net shares		12,140,823
Issuance of restricted stock	0
Issuance of restricted stock, shares		132,077
Issuance of common stock, net of equity issuance costs of $24, shares		36,570
Exercise of warrants	15		15
Exercise of warrants, shares		36,570
Noncash stock-based compensation	530		530
Balance at Dec. 31, 2014	(5,681)	$ 30	108,382	72	(114,165)
Balance, shares at Dec. 31, 2014		30,391,513
Net income (loss)	(1,572)				(1,572)
Net unrealized losses on foreign currency translation, net of tax	(1)			(1)
Issuance of common stock, net of equity issuance costs of $24	1,205	$ 2	1,203
Issuance of common stock, net of equity issuance costs of $24, shares		1,834,299
Exercise of warrants	1		1
Exercise of warrants, shares		2,127
Noncash stock-based compensation	119		119
Balance at Jun. 30, 2015	$ (5,929)	$ 32	$ 109,705	$ 71	$ (115,737)
Balance, shares at Jun. 30, 2015		32,227,939